SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

11. SUBSEQUENT EVENTS

Convertible Notes

On February 11, 2026, the Company entered into a convertible note and warrant purchase agreement with certain non-U.S. investors providing for the private placement of convertible promissory notes in the aggregate principal amount of $5,000,000 and warrants to purchase the Company’s shares of Common Stock in reliance on the registration exemptions of Regulation S . The Notes are issuable in two tranches, consisting of (i) an initial tranche in the aggregate principal amount of $1,600,000 and (ii) a second tranche in the aggregate principal amount of $3,400,000. The Notes bear interest at an annual rate of 7% and have a maturity date of August 12, 2027.

On February 13, 2026, the Company completed the initial closing and issued the notes in the aggregate principal amount of $1,600,000 to these investors.

Changes in Registrant’s Certifying Accountant

On February 18, 2026, the Audit Committee of the Company’s Board approved the dismissal of Assentsure PAC as the Company’s independent registered public accounting firm, effective as of such date.

On February 18, 2026, the Audit Committee approved the engagement of ST & Partners PLT as the Company’s independent registered public accounting firm for the fiscal year ending September 30, 2026.

Entry into a Material Definitive Agreement

On February 27, 2026, the Company entered into an Amended and Restated Equity Transfer Agreement (the “A&R Equity Transfer Agreement”) with DZR Tech Limited, a Hong Kong company and a wholly owned subsidiary of the Company (the “Purchaser”), Shelei Jiang, a Chinese individual (the “Seller”), and Daren Business Technology Limited, a company incorporated under the laws of the British Virgin Islands (the “Target”). The A&R Equity Transfer Agreement amended and restated in its entirety that certain Equity Transfer Agreement, dated February 11, 2026, by and between the Seller and the Purchaser. Pursuant to the A&R Equity Transfer Agreement, the Seller will sell to the Purchaser 100 ordinary shares of the Target, representing 100% of the issued and outstanding ordinary shares of the Target, for a purchase price of zero cash consideration (the “Acquisition”). On March 10, 2026, the Company and each of Dundas Technology Limited and Kellyview Investment Limited, each a Hong Kong company and a designee of the Seller pursuant to the terms of the A&R Equity Transfer Agreement, entered into a separate performance share issuance agreement, pursuant to which the Company shall issue to Dundas Technology Limited and Kellyview Investment Limited, on or before April 10, 2026, in the aggregate up to 74,487,896 shares of the Company’s Common Stock, par value $0.00001 per share (the “Award Shares”), with one-half of the Award Shares to be issued to Dundas Technology Limited and one-half to Kellyview Investment Limited, as a post-closing, performance-based equity award with respect to the Target. On March 12, 2026, the Company issued 37,243,948 shares of Common Stock to Dundas Technology Limited and 37,243,948 shares of Common Stock to Kellyview Investment Limited. Such shares will be subject to transfer restrictions and will be eligible for leak-out in installments only upon the achievement of specified audited revenue targets of the Target during performance periods beginning on April 1, 2026 and ending on September 30, 2029. The revenue targets are denominated in Renminbi and increase over successive performance periods. Any such shares that are not eligible to leak out on or prior to the applicable deadline set forth in the performance share issuance agreements shall be forfeited and cancelled for no consideration.

Notice of Delisting

On March 4, 2026, the Company received written notice from Nasdaq that the Nasdaq Hearings Panel (the “Panel”) had determined to delist the Company’s Common Stock from The Nasdaq Stock Market due to the Company’s failures to comply with Nasdaq Listing Rules 5550(a)(2), 5250(c)(1), 5550(b)(1), and 5620(a). Trading in the Company’s Common Stock was suspended at the open of trading on March 6, 2026.

The Company had 15 calendar days from the date of the Panel’s decision to request that the Nasdaq Listing and Hearing Review Council review the Panel’s decision. The Company expected to appeal the Panel’s decision within the applicable period.

Amendments to Articles of Incorporation or Bylaws

On March 5, 2026, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Nevada Secretary of State to increase the number of authorized shares of the Company’s Common Stock. The amendment increased the Company’s authorized shares of Common Stock from 600,000,000 shares to 2,000,000,000 shares, par value $0.00001 per share.

Legal Proceedings

The Kim Litigation

On October 3, 2024, Mr. Sooncha Kim filed a complaint against the Company in the Southern District of New York, (Case No. 1:24-cv-7485) (the “Complaint”). The Complaint alleges that the Company breached a Convertible Note and Warrant Purchase Agreement, dated June 6, 2024, between the Company and Mr. Kim, by, among other things, failing to deliver the registration rights agreement, excluding Mr. Kim from the S-1 registration statement, delaying conversion of Mr. Kim’s notes, undertaking steps to dilute Mr. Kim’s shares, failing to honor Mr. Kim’s 50% participation right in any subsequent financing and failing to appoint a designated director, as set forth in the parties’ agreement. Mr. Kim seeks specific performance of the Convertible Note and Warrant Purchase Agreement, and monetary damages in the amount of $1,041,216, plus applicable interest. The Company filed its answer to the Complaint on December 3, 2024. On January 7, 2025, Mr. Kim filed a motion seeking a preliminary injunction against the Company (the “Motion”). The Company opposed the Motion on January 22, 2025, and on February 13, 2025, the Court denied Mr. Kim’s Motion. As of December 31, 2025, discovery in the case is ongoing, and no trial date has been set.

The Ex-Directors Lawsuit

On March 10, 2025, the following former directors of the Company, Kevin J. Connor, Chris J. Jones, Nobuki Kurita, and David Robson (collectively, the “Ex-Directors”), filed a complaint against the Company in the Superior Court of California, County of San Diego (Case No. 25CU012922N) (the “Complaint”). The Complaint alleges the Company failed to pay directors’ fees and expenses from the last quarter the fiscal year ended September 30, 2023 through the first two quarters of the fiscal year ended September 30, 2024, and is claiming breach of contract, quantum meruit, unjust enrichment, promissory estoppel, breach of the implied covenant of good faith and fair dealing, and unfair business practices. On August 22, 2025, a judgment by default was entered against the Company in the amount of $58,920.34. Counsel for Plaintiffs/Judgment Creditors, Kevin J. Connor, J. Chris Jones, Nobuki Kurita, and David Robson (collectively, “Plaintiffs”) subsequently filed a motion with the court to amend the total amount of the judgment. On November 21, 2025, the Court entered an order amending the judgment nunc pro tunc, increasing the aggregate awards to all Plaintiffs to $222,062.28, including the prejudgment interest and costs. As the underlying condition existed as of the reporting date, this event represents an adjusting subsequent event, and the related liability has been recognized in Note 4.10 to the financial statements.

New Subsidiaries

On February 4, 2026, Beijing Xin Miao Shi Dai Technology Development Co., Ltd. established a wholly-owned subsidiary, Foshan Dingyue Technology Co., Ltd.

On February 5, 2026, Zhongyan Shangyue Technology Co., Ltd. established a wholly-owned subsidiary, Foshan Lintai Technology Co., Ltd.

11. SUBSEQUENT EVENTS

Approval of Amendment to Articles of Incorporation and Increase in Authorized Share Capital

On December 24, 2025, the Company’s Board of Directors and majority stockholders approved an increase in the authorized number of shares of common stock from 600,000,000 shares to 2,000,000,000 shares. In connection with this approval, the Company authorized the filing of a Certificate of Amendment to its Amended and Restated Articles of Incorporation with the Secretary of State of the State of Nevada to reflect the increase in authorized shares.

Reverse Stock Split

On December 2, 2025, the Company filed a Certificate of Change to its Articles of Incorporation with the Secretary of State of the State of Nevada, providing for a 1-for-20 reverse stock split of its issued and outstanding shares of common stock, par value $0.00001 per share. The reverse stock split became effective on December 5, 2025.

No fractional shares were issued in connection with the reverse stock split. Any fractional share interests resulting from the reverse stock split were rounded up to the nearest whole share at the stockholder level.

As a result of the Reverse Split, the number of issued and outstanding shares of common stock was reduced from 196,514,084 shares to approximately 9,825,704 shares as of September 30, 2025.

Bitcoin Purchase

On October 20, 2025, CIMG Pte. Ltd., a Singapore limited liability company and a wholly owned subsidiary of the Company, entered into a Bitcoin Purchase Agreement (the “Bitcoin Purchase Agreement”) with Lordan Group Ltd., as seller, pursuant to which CIMG Pte. Ltd. agreed to purchase an aggregate of 230 Bitcoin from the seller. The transaction price was determined based on a floating pricing mechanism tied to market prices over a 30 days period following the execution of the Bitcoin Purchase Agreement, with an estimated aggregate purchase price of approximately $24.61 million. Subsequent to quarter end, the company obtained sufficient funds by selling its maca Inventories and exercising the warrants. On December 12, 2025, the Company completed the purchase of 230 Bitcoin at a cost of $24,456,951.

Sale of Maca Inventories

As of September 30, 2025, the Company’s inventories consisted primarily of maca raw materials and maca seeds with a net carrying value of $11,893,318.

Subsequent to year end, due to new regulatory requirements restricting the use of certain food additives, the Company determined that its existing Inventories would require formulation changes. Accordingly, on October 16, 2025, the Company decided to dispose of its historical Inventories in order to procure new raw materials that comply with the updated regulations.

On October 16, 2025, Beijing Zhongyan entered into a purchase agreement with a customer in China and sold approximately 243.51 metric tons of maca raw materials and 680.09 kilograms of maca seed products for total consideration of $12,963,548. Payment was received on November 11, 2025, and delivery of the products was completed on November 14, 2025. As of the date of issuance of these consolidated financial statements, all maca Inventories had been sold.

This transaction represents a non-recognized subsequent event and did not result in an adjustment to the consolidated financial statements as of September 30, 2025.

Termination of Medical Health Agreement and Refund of Prepayment

On July 10, 2025, Zhongyan Shangyue Technology Co., Ltd. entered into a Medical Health Agreement with a supplier for the purchase of stem cell products. The Company remitted full payment of RMB 10,001,000 (approximately $1,404,745) on July 17, 2025. Following the supplier’s failure to deliver the products as scheduled, the parties mutually agreed to terminate the agreement, and the supplier refunded the full amount paid on November 11, 2025. These events occurred subsequent to the reporting date and represent non-recognized subsequent events.

Legal Proceedings

The Kim Litigation

On October 3, 2024, Mr. Sooncha Kim filed a complaint against the Company in the Southern District of New York, (Case No. 1:24-cv-7485) (the “Complaint”). The Complaint alleges that the Company breached a Convertible Note and Warrant Purchase Agreement, dated June 6, 2024, between the Company and Mr. Kim, by, among other things, failing to deliver the registration rights agreement, excluding Mr. Kim from the S-1 registration statement, delaying conversion of Mr. Kim’s notes, undertaking steps to dilute Mr. Kim’s shares, failing to honor Mr. Kim’s 50% participation right in any subsequent financing and failing to appoint a designated director, as set forth in the parties’ agreement. Mr. Kim seeks specific performance of the Convertible Note and Warrant Purchase Agreement, and monetary damages in the amount of $1,041,216, plus applicable interest. The Company filed its answer to the Complaint on December 3, 2024. On January 7, 2025, Mr. Kim filed a motion seeking a preliminary injunction against the Company (the “Motion”). The Company opposed the Motion on January 22, 2025, and on February 13, 2025, the Court denied Mr. Kim’s Motion. As of September 30, 2025, discovery in the case is ongoing, and no trial date has been set.

The Ex-Directors Lawsuit

On March 10, 2025, the following former directors of the Company, Kevin J. Connor, Chris J. Jones, Nobuki Kurita, and David Robson (collectively, the “Ex-Directors”), filed a complaint against the Company in the Superior Court of California, County of San Diego (Case No. 25CU012922N) (the “Complaint”). The Complaint alleges the Company failed to pay directors’ fees and expenses from the last quarter the fiscal year ended September 30, 2023 through the first two quarters of the fiscal year ended September 30, 2024, and is claiming breach of contract, quantum meruit, unjust enrichment, promissory estoppel, breach of the implied covenant of good faith and fair dealing, and unfair business practices. On August 22, 2025, a judgment by default was entered against the Company in the amount of $58,920.34. Counsel for Plaintiffs/Judgment Creditors, Kevin J. Conner, J. Chris Jones, Nobuki Kurita, and David Robson (collectively, “Plaintiffs”) subsequently filed a motion with the court to amend the total amount of the judgment. On November 21, 2025, the Court entered an order amending the judgment nunc pro tunc, increasing the aggregate awards to all Plaintiffs to $222,062.28, including the prejudgment interest and costs. As the underlying condition existed as of the reporting date, this event represents an adjusting subsequent event, and the related liability has been recognized in Note 4.15 to the financial statements.

New Subsidiary

On December 8, 2025, Beijing Zhongyan established a wholly-owned subsidiary, Shenzhen Zhixi Yunjie Technology Co., Ltd.